Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Related Party Transactions

Note 9.       Related Party Transactions

Our Chief Executive Officer had loaned the Company funds in the past to meet short-term working capital needs. These loans totaled $107,000, with related accrued interest of $1,284 and $2,354 at December 31, 2011 and March 31, 2011, respectively. The loan was unsecured and carried an interest rate of 12% per annum. In May 2010, this obligation was formalized through the issuance of a 12% Convertible Promissory Note payable in the principal amount of $107,000, due May 25, 2011. The 12% Convertible Promissory Note was convertible into common shares of the Company at $1.50 per share and bears interest at 12% per annum. The conversion feature of the Promissory Note proved beneficial under the guidance of ASC 470. Accordingly, a beneficial conversion feature of $107,000 was recognized and was accreted to interest expense over the initial one year term of the note. The accreted note payable to officer balance totaled $0 and $91,219 at December 31, 2011 and March 31, 2011, respectively. On May 25, 2011, the Promissory Note was amended to extend the maturity one additional year under the same terms.

On August 18, 2011, our Chief Executive Officer entered into a Subordination Agreement relating to his note. In connection with our Bridge Debenture offering in the amount of $1,800,000, Mr. Rogai agreed to subordinate his position to that of the Bridge Offering investors. On October 28, 2011, the note in the principal amount of $107,000 was converted into Units offered in connection with the Company’s October 28, 2011 financing. As a result, Mr. Rogai received 133,750 common shares and 133,750 warrants exercisable at $1.00 per share. See Note 7.

Note 9. Related Party Transactions

The current officers and directors of the Company own or beneficially control approximately 5,939,128 common shares representing approximately a 49% ownership interest at March 31, 2011. Accordingly, they are in a position to significantly influence the election of all new directors and dissolve, merge or sell our assets or otherwise direct our affairs. This concentration of ownership may have the effect of delaying, deferring or preventing a change in control; impede a merger, consolidation takeover or other business combination involving the Company, which in turn could depress the market price of our common stock.

Subject to the successful completion of a pending registration of shares including the exercise of 6,712,500 common shares underlying warrants and an additional 520,000 common shares underlying the related Placement Agent Option, the current officers and directors’ ownership would drop to less than 35%. While not a majority ownership position, this would allow the current management to exercise significant influence over control of the Company’s operations.

Our Chief Executive Officer has loaned the Company funds to meet short-term working capital needs. These loans totaled $107,000 and $107,513, with related accrued interest of $2,354 and $2,321 at March 31, 2011 and 2010, respectively. The loans were unsecured and bear interest at 12% per annum. In May 2010, this obligation was formalized through the issuance of a 12% Convertible Promissory Note payable in the principal amount of $107,000, due May 25, 2011. The 12% Convertible Promissory Note is convertible into common shares of the Company at $1.50 per share and bears interest at 12% per annum. The conversion feature in the Promissory Note proved beneficial under the guidance of ASC 470. Accordingly, a beneficial conversion feature of $170,000 was recognized and is being accreted to interest expense over the one year term of the note. On May 25, 2011, the Promissory Note was amended to extend the maturity one additional year under the same terms.

Through March 31, 2010, we loaned approximately $141,000, including approximately $6,000 in related accrued interest, to TVGoods.com, LLC, a company controlled by Tim Harrington, brother of our Chairman and Senior Executive Officer. The loans were made to fund certain projects which were believed to have potential mutual benefit. The loans were unsecured, carried an interest rate of 12% per annum and were payable on demand. These amounts were deemed and recorded as an obligation of our Chairman, Kevin Harrington. On November 23, 2010, Kevin Harrington tendered 42,056 shares of our common stock to the Company as payment in full of the loans totaling $151,400, inclusive of related accrued interest of approximately $16,400. The shares were returned to treasury, cancelled and reflected as authorized but unissued shares. The shares tendered were valued at $3.60 per share, the closing price of our common stock on the settlement date.

Effective March 23, 2011, Michael Cimino resigned from our Board of Directors and his position as Executive Director of TV Goods, Inc. In connection with his resignation the Company entered into an agreement with Mr. Cimino which provided: (i) all granted but yet unvested options granted to Mr. Cimino would fully vest; (ii) Mr. Cimino would continue to work with the Company on a project-by-project basis and would receive 25,000 common shares which vest August 25, 2011; and (iii) upon commencement of a written consulting agreement to commence no earlier than February 25, 2012, Mr. Cimino would be granted an additional 25,000 common shares and additional compensation for his consulting services of $6,000 per month for a period of one year. The agreement with Mr. Cimino further provided that Mr. Cimino agreed not to sell on a trading market any common shares held by him until the earlier of 30 calendar days after the effective date of the Company’s pending registration statement or seven (7) months from the completion of a then pending funding transaction which closed June 15, 2011. The Company also agreed to reimburse certain pre-approval travel related expenses, not to exceed $600 per month.

Concurrent with Mr. Cimino’s resignation, a dispute arose between Mr. Cimino and the Company as the result of Mr. Cimino’s violation of the terms of his resignation agreement. This violation stemmed from Mr. Cimino failing to provide certain post resignation services agreed to relating to certain open transactions pending and negotiations during his tenure. Accordingly, the Company believes that it has no obligations to Mr. Cimino under his resignation agreement.